GENERAL	12 Months Ended
Dec. 31, 2019
GENERAL
GENERAL

NOTE 1 – GENERAL

a.    Reporting Entity

Itamar Medical Ltd. (the “Company”) is a company incorporated in Israel, with registered office at 9 Halamish Street, North Industrial Zone, Caesarea, Israel. The consolidated financial statements of the Company and its subsidiaries as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 comprise the Company and its subsidiaries (together referred to as the “Group”). The Company is a medical technology company focused on the development and commercialization of non-invasive medical devices and solutions to aid in the diagnosis of respiratory sleep disorders. The Company uses a digital healthcare platform to facilitate the continuum of care for effective sleep apnea management with a focus on the core sleep, cardiology and direct to consumer (“DTC”) market. The Company offers a Total Sleep Solution (“TSS”), to help physicians provide comprehensive sleep apnea management in a variety of clinical environments to optimize patient care and reduce healthcare system costs. In addition, the Company has recently begun offering its WatchPAT™ family of products and certain components of TSS to the DTC market.  The ordinary shares of the Company are listed on the Tel Aviv Stock Exchange Ltd. (“TASE”). On February 27, 2019, the Company’s American Depositary Shares (“ADSs”), each of which represents 30 ordinary shares of the Company, represented by American Depositary Receipts (“ADRs”), were registered for trade on the Nasdaq Capital Market.

b.    2020 Public Offering

On February 4, 2020, the Company completed a public offering of 2,927,267 ADSs, which included the full exercise of the underwriters’ option to purchase 381,817 additional ADSs, at a public offering price of $13.75 per ADS, for total gross proceeds of approximately $40.25 million, before deducting underwriting discounts and commissions of 7% and estimated offering expenses of approximately $2.0 million payable by the Company.